                                                            SEMIANNUAL REPORT TO
                                                     SHAREHOLDERS FOR THE PERIOD
                                                            ENDED APRIL 30, 1999



LONG-TERM INVESTING IN A SHORT-TERM WORLD(SM)

[Morningstar Ratings Logo]
OFFERING INVESTORS THE OPPORTUNITY FOR A HIGH LEVEL
OF CURRENT INCOME AND PRESERVATION OF CAPITAL

KEMPER INCOME AND
CAPITAL PRESERVATION FUND


              "... The particularly strong high yield bond market
           restrained the fund's performance. ... we weren't willing
           to add risk to the portfolio by moving into lower-quality
            or cyclical corporate sectors -- which is where much of
                the strong performance was being generated. ..."


                                                             [KEMPER FUNDS LOGO]

CONTENTS
3
Economic Overview
5
Performance Update
6
Terms to Know
7
Portfolio Statistics
8
Portfolio of Investments
11
Financial Statements
13
Notes to Financial Statements
16
Financial Highlights
18
Shareholders' Meeting


AT A GLANCE
--------------------------------------------------------------------------------
KEMPER INCOME AND CAPITAL
PRESERVATION FUND TOTAL RETURNS
--------------------------------------------------------------------------------
FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 1999
(UNADJUSTED FOR ANY SALES CHARGE)

                                  [BAR GRAPH]
--------------------------------------------------------------------------------

CLASS A                                                     0.08
CLASS B                                                    -0.45
CLASS C                                                    -0.32
LIPPER CORPORATE DEBT A RATED FUNDS CATEGORY AVERAGE*       0.38
--------------------------------------------------------------------------------

RETURNS AND RANKINGS ARE HISTORICAL AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUES WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.

* LIPPER ANALYTICAL SERVICES, INC. RETURNS AND RANKINGS ARE BASED UPON CHANGES IN NET ASSET VALUE WITH ALL DIVIDENDS REINVESTED AND DO NOT INCLUDE THE EFFECT OF SALES CHARGES AND, IF THEY HAD, RESULTS MAY HAVE BEEN LESS FAVORABLE.

--------------------------------------------------------------------------------
NET ASSET VALUE
--------------------------------------------------------------------------------
                                      AS OF     AS OF
                                     4/30/99   10/31/98
--------------------------------------------------------------------------------
KEMPER INCOME AND CAPITAL
PRESERVATION FUND CLASS A             $8.42     $8.67
--------------------------------------------------------------------------------
KEMPER INCOME AND CAPITAL
PRESERVATION FUND CLASS B             $8.39     $8.64
--------------------------------------------------------------------------------
KEMPER INCOME AND CAPITAL
PRESERVATION FUND CLASS C             $8.41     $8.66
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
KEMPER INCOME AND CAPITAL
PRESERVATION FUND RANKINGS
AS OF 4/30/99*
--------------------------------------------------------------------------------
COMPARED TO ALL OTHER FUNDS IN THE LIPPER CORPORATE DEBT A RATED FUNDS CATEGORY

                             CLASS A             CLASS B           CLASS C
--------------------------------------------------------------------------------
1-YEAR                    #93 of 156 funds  #128 of 156 funds  #124 of 156 funds
--------------------------------------------------------------------------------
3-YEAR                    #76 of 128 funds  #122 of 128 funds  #121 of 128 funds
--------------------------------------------------------------------------------
5-YEAR                    #24 of 85 funds          N/A              N/A
--------------------------------------------------------------------------------
10-YEAR                   #22 of 42 funds          N/A              N/A
-------------------------------------------------------------------------------
15-YEAR                   #15 of 26 funds          N/A              N/A
-------------------------------------------------------------------------------
20-YEAR                   #12 of 20 funds          N/A              N/A
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DIVIDEND AND YIELD REVIEW
--------------------------------------------------------------------------------

THE FOLLOWING TABLE SHOWS PER SHARE DIVIDEND AND YIELD INFORMATION FOR THE FUND AS OF APRIL 30, 1999.

                                         CLASS A  CLASS B  CLASS C
--------------------------------------------------------------------------------
SIX-MONTH INCOME                         $0.2480  $0.2126  $0.2134
--------------------------------------------------------------------------------
APRIL DIVIDEND                           $0.0400  $0.0339  $0.0348
--------------------------------------------------------------------------------
ANNUALIZED DISTRIBUTION RATE+             5.70%    4.85%    4.96%
--------------------------------------------------------------------------------
SEC YIELD+                                4.68%    3.98%    4.06%
--------------------------------------------------------------------------------

+CURRENT ANNUALIZED DISTRIBUTION RATE IS THE LATEST MONTHLY DIVIDEND SHOWN AS AN
 ANNUALIZED PERCENTAGE OF NET ASSET VALUE ON APRIL 30, 1999. DISTRIBUTION RATE SIMPLY MEASURES THE LEVEL OF DIVIDENDS AND IS NOT A COMPLETE MEASURE OF PERFORMANCE. THE SEC YIELD IS NET INVESTMENT INCOME PER SHARE EARNED OVER THE MONTH ENDED APRIL 30, 1999, SHOWN AS AN ANNUALIZED PERCENTAGE OF THE MAXIMUM OFFERING PRICE ON THAT DATE. THE SEC YIELD IS COMPUTED IN ACCORDANCE WITH THE STANDARDIZED METHOD PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION. YIELDS AND DISTRIBUTION RATES ARE HISTORICAL AND WILL FLUCTUATE.

YOUR FUND'S STYLE

--------------------------------------------------------------------------------
MORNINGSTAR INCOME STYLE BOX
--------------------------------------------------------------------------------

[MATURITY/QUALITY DIAGRAM]

Source: Morningstar, Inc., Chicago, IL (312) 696-6000. The Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

THE STYLE BOX REPRESENTS A SNAPSHOT OF A FUND'S PORTFOLIO ON A SINGLE DAY. IT IS NOT AN EXACT ASSESSMENT OF RISK AND DOES NOT REPRESENT FUTURE PERFORMANCE. THE FUND'S PORTFOLIO CHANGES FROM DAY-TO-DAY. A LONGER-TERM VIEW IS REPRESENTED BY THE FUND'S MORNINGSTAR CATEGORY, WHICH IS BASED ON ITS ACTUAL INVESTMENT STYLE AS MEASURED BY ITS UNDERLYING PORTFOLIO HOLDINGS OVER THE PAST THREE-YEARS. MORNINGSTAR HAS PLACED KEMPER INCOME AND CAPITAL PRESERVATION FUND IN THE INTERMEDIATE-TERM BOND CATEGORY. PLEASE CONSULT THE PROSPECTUS FOR A DESCRIPTION OF INVESTMENT POLICIES.

ECONOMIC OVERVIEW

[SILVIA PHOTO]

DR. JOHN E. SILVIA IS A MANAGING DIRECTOR OF SCUDDER KEMPER INVESTMENTS, INC. HIS PRIMARY RESPONSIBILITIES INCLUDE ANALYSIS, MODELING AND FORECASTING OF ECONOMIC DEVELOPMENTS AND FEDERAL RESERVE ACTIVITY THAT AFFECT FINANCIAL MARKETS, ESPECIALLY INTEREST RATE TRENDS. THIS EFFORT INCLUDES CLOSE COLLABORATION WITH BOTH INCOME AND EQUITY MUTUAL FUND MANAGERS AND PENSION FUND MANAGERS.

SILVIA HOLDS A BACHELOR'S DEGREE AND PH.D. IN ECONOMICS FROM NORTHEASTERN UNIVERSITY IN BOSTON AND A MASTER'S DEGREE IN ECONOMICS FROM BROWN UNIVERSITY IN PROVIDENCE, R.I. PRIOR TO HIS CAREER AT SCUDDER KEMPER INVESTMENTS, HE WAS WITH THE HARRIS BANK AND ALSO TAUGHT AT INDIANA UNIVERSITY.

SCUDDER KEMPER INVESTMENTS, THE INVESTMENT MANAGER FOR KEMPER FUNDS, IS ONE OF THE LARGEST AND MOST EXPERIENCED INVESTMENT MANAGEMENT ORGANIZATIONS IN THE WORLD, MANAGING MORE THAN $280 BILLION IN ASSETS FOR INSTITUTIONAL AND CORPORATE CLIENTS, RETIREMENT AND PENSION PLANS, INSURANCE COMPANIES, MUTUAL FUND INVESTORS AND INDIVIDUALS. SCUDDER KEMPER INVESTMENTS OFFERS A FULL RANGE OF INVESTMENT COUNSEL AND ASSET MANAGEMENT CAPABILITIES BASED ON A COMBINATION OF PROPRIETARY RESEARCH AND DISCIPLINED, LONG-TERM INVESTMENT STRATEGIES.

DEAR KEMPER FUNDS SHAREHOLDER:

In April, investor enthusiasm drove the market to its second milestone in a year -- the Dow Jones Industrial Average rose to 11,000 just a month after it broke 10,000 for the first time. In May, expectations of rising inflation and higher short-term interest rates led to a slowdown. But in early June, the market rallied again. What drove the market rallies, and what, at the same time, led to investor anxiety?
    Inflation worries have been seeping into the market for months. The growing conviction that Asian and Latin American economies are recovering is raising commodity prices, particularly oil. The price of West Texas Intermediate oil surged from less than $12 in February to almost $19 in early May. That alone almost guarantees a rise in the "headline" inflation rate this year, which is the rate of inflation as measured by the entire CPI. But it's important to note that the Federal Reserve Board looks primarily at the core inflation rate, which is the CPI minus food and energy -- and the core inflation rate looks at if it will remain low at about 2 percent this year. Investors should note, however, that the Federal Reserve Board also considers what will happen to inflation next year -- and all indications are that the Fed expects inflation to increase in 2000.
    As a result, the Fed is considering a change in monetary policy. Recent Fed policy has been reactive, not proactive, which means that the Fed tends to respond to inflation only when it picks up. That may change as the Fed tries to preemptively halt inflation momentum. Such a change in monetary policy would likely lead to an increase in short-term interest rates before the end of the year. However, the change is likely to be small. Because we don't see pressure toward sustained inflation, there's no reason for the Fed to want a sharp slowdown in the overall economy.
    The long-term economic situation, however, appears to be positive. The federal budget surplus continues to benefit from good revenue gains (which are based on good income gains, especially for households), good capital gains and continued restraint in federal spending. The surplus this year is expected to approach $100 billion.
    This positive environment is exactly what sometimes poses risk for investors, and is key to understanding recent volatility in the market. A strong economy has the potential to feed inflation fears and drive up interest rates. Indeed, recent market events illustrate the domino effect of investors reacting to positive economic news, which they consider troubling at this point, more than eight years into the economic expansion. In April, the steady stream of positive economic news led to a sell-off in the financial markets based on fears that the strong pace of economic growth would eventually lead to higher inflation. The benchmark 30-year Treasury bond yield rose, which pulled stocks lower.
    Where can we expect to go from here? The fundamentals by which we judge the health of the economy suggest continued growth as we move into the second half of 1999. For example, the gross domestic product (GDP), the value of all goods and services produced in the U.S., rose at an annual rate of 4.5 percent in the first quarter, following a tremendous fourth-quarter surge of 6 percent. This is very much in line with what we've grown accustomed to over the past year -- over the four quarters of 1998, the U.S. economy expanded by 4.3 percent. Some people aren't surprised at all by strong GDP growth that once would have alarmed them. That's partially because we've grown accustomed to a strong economy. But it's also because we've been able to absorb growth without driving up inflation. That's important for investors. If prices had been rising as the economy was growing, the Fed would have most likely raised short-term interest rates by now, and that would have changed the financial market outlook.
    However, we do see some vulnerability on the economic front. Trade is a weak spot in the economy right now. Exports of U.S. goods and services dropped in the first quarter while imports soared. This reflects the fact that the U.S. is one of the few countries financially fit enough to buy goods produced elsewhere in the world. But for as long as less vibrant international economies are unable to buy U.S. goods, the profitability of U.S. companies trying to export will be challenged.
    When you think about it, vulnerability in regard to the international economy is nothing new. Globally, the outlook is slightly more positive than it was a few months ago. For example, the European markets are slowing down, which has already led to the European Central Bank lowering interest rates in order to boost domestic spending. In many countries in Europe there are no fixed-rate mortgages, only adjustable-rate mortgages. When interest rates go down, mortgage payments are reduced and homeowners can spend money elsewhere. This has a huge impact on consumer spending, and will help European equities over time. Additionally, the situation in Japan remains unchanged. And, problems in the emerging markets haven't had the negative impact many people expected -- both the Mexican and Brazilian stock markets have actually risen in the past two months.

ECONOMIC OVERVIEW
ECONOMIC GUIDEPOSTS
ECONOMIC ACTIVITY IS A KEY INFLUENCE ON INVESTMENT PERFORMANCE AND SHAREHOLDER DECISION-MAKING. PERIODS OF RECESSION OR BOOM, INFLATION OR DEFLATION, CREDIT EXPANSION OR CREDIT CRUNCH HAVE A SIGNIFICANT IMPACT ON MUTUAL FUND PERFORMANCE.
    THE FOLLOWING ARE SOME SIGNIFICANT ECONOMIC GUIDEPOSTS AND THEIR INVESTMENT RATIONALE THAT MAY HELP YOUR INVESTMENT DECISION-MAKING. THE 10-YEAR TREASURY RATE AND THE PRIME RATE ARE PREVAILING INTEREST RATES. THE OTHER DATA REPORT YEAR-TO-YEAR PERCENTAGE CHANGES.

[BAR GRAPH]

                                           NOW (5/31/99)           6 MONTHS AGO            1 YEAR AGO            2 YEARS AGO
                                           -------------           ------------            ----------            -----------
  10 Year Treasury Rate(1)                      5.54                   5.34                   5.57                   6.42
  Prime Rate(2)                                 7.75                    8.5                    8.5                   8.25
  Inflation Rate(3)*                            2.28                   1.68                   1.63                   3.04
  The U.S. Dollar(4)                           -1.22                   8.17                   5.05                   7.67
  Capital goods orders(5)*                     11.67                   3.05                  12.61                   3.93
  Industrial production (5)*                    2.01                   2.71                   5.92                   6.44
  Employment growth(6)                          2.14                   2.67                   2.76                   2.44

(1) FALLING INTEREST RATES IN RECENT YEARS HAVE BEEN A BIG PLUS FOR FINANCIAL ASSETS.

(2)  THE INTEREST RATE THAT COMMERCIAL LENDERS CHARGE THEIR BEST BORROWERS.

(3) INFLATION REDUCES AN INVESTOR'S REAL RETURN. IN THE LAST FIVE YEARS, INFLATION HAS BEEN AS HIGH AS 6 PERCENT. THE LOW, MODERATE INFLATION OF THE LAST FEW YEARS HAS MEANT HIGH REAL RETURNS.

(4) CHANGES IN THE EXCHANGE VALUE OF THE DOLLAR IMPACT U.S. EXPORTERS AND THE VALUE OF U.S. FIRMS' FOREIGN PROFITS.

(5)  THESE INFLUENCE CORPORATE PROFITS AND EQUITY PERFORMANCE.

(6)  AN INFLUENCE ON FAMILY INCOME AND RETAIL SALES.

*DATA AS OF APRIL 30, 1999.

    SOURCE: ECONOMICS DEPARTMENT, SCUDDER KEMPER INVESTMENTS, INC.

    But don't forget that international crises have the potential to affect the U.S. markets dramatically. An increase in military spending on Kosovo by the 11 European Monetary Union (EMU) countries could force them to spend less in other areas, which could have economic implications, including higher interest rates. That's because many European countries have small economies and little leeway in their budgets. Consequently, those countries finance unplanned military expenditures by selling government bonds -- which, in Europe's small bond market, typically raises interest rates. As an example, consider Italy, which recently asked for more leeway on its deficit targets. When leeway was granted, this led to a further sell-off in the eurodollar.
    The international situation alone, however, is by no means an indicator of a U.S. slowdown -- and without any such indications, complacency may be our greatest concern. It's easy to look at the current U.S. economic situation and behave as if no risk exists. But when you see the market soaring and are tempted to jump in, note that the bull market grew to records on the strength of just a few dozen stocks, while most other stock prices were flat or actually declined.
    In summary, there are concerns that the current economy is unsustainable and we soon could see an abrupt end. In many cases, however, people are looking for a slowdown because they are fearful growth will drive up inflation these are particularly older investors who are accustomed to inflation accompanying growth. But again, sustained inflation seems unlikely, so a sharp slowdown is not necessary. In the short term, we expect a modest economic slowdown but no recession. The best approach now, as in any market, is to diversify and invest for the long term.
    Thank you for your continued support. We appreciate the opportunity to serve your investment needs.

Sincerely,
/s/ JOHN E. SILVIA

John E. Silvia

THE INFORMATION CONTAINED IN THIS PIECE HAS BEEN TAKEN FROM SOURCES BELIEVED TO BE RELIABLE, BUT THE ACCURACY OF THE INFORMATION IS NOT GUARANTEED. THE OPINIONS AND FORECASTS EXPRESSED ARE THOSE OF DR. JOHN SILVIA AS OF JUNE 9, 1999, AND MAY NOT ACTUALLY COME TO PASS. THIS INFORMATION IS SUBJECT TO CHANGE. NO PART OF THIS MATERIAL IS INTENDED AS AN INVESTMENT RECOMMENDATION.

TO OBTAIN A KEMPER FUNDS PROSPECTUS, DOWNLOAD ONE FROM WWW.KEMPER.COM, TALK TO YOUR FINANCIAL REPRESENTATIVE OR CALL SHAREHOLDER SERVICES AT (800) 621-1048. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION, INCLUDING MANAGEMENT FEES AND EXPENSES. PLEASE READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PERFORMANCE UPDATE

[CESSINE PHOTO]

ROBERT CESSINE JOINED SCUDDER KEMPER INVESTMENTS, INC. IN JANUARY 1993. HE IS A MANAGING DIRECTOR AND HAS SERVED AS LEAD PORTFOLIO MANAGER OF KEMPER INCOME AND CAPITAL PRESERVATION FUND SINCE 1994. HE IS A CHARTERED FINANCIAL ANALYST.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT, AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME, BASED ON MARKET AND OTHER CONDITIONS.

THE ECONOMIC ENVIRONMENT OF THE PAST SIX MONTHS WAS CHALLENGING FOR KEMPER INCOME AND CAPITAL PRESERVATION FUND, BUT SHAREHOLDERS SHOULD BE COMFORTED BY KNOWING THAT ITS MANAGEMENT TEAM STAYED THE COURSE AND DID NOT COMPROMISE THE FUND'S RISK PROFILE. LEAD PORTFOLIO MANAGER ROB CESSINE DISCUSSES THE MOVES HE MADE DURING THE PERIOD, AND HOW THE FUND IS POSITIONED TO SEEK ITS LONG-TERM OBJECTIVES.

Q     ROB, BEFORE WE GET INTO THE SPECIFIC PERFORMANCE OF KEMPER INCOME AND
CAPITAL PRESERVATION FUND, PLEASE TELL US A LITTLE ABOUT THE ECONOMIC ENVIRONMENT FOR THIS REPORTING PERIOD, NOVEMBER 1, 1998 THROUGH APRIL 30, 1999.

A     The period is defined by what happened at its beginning -- the Federal
Reserve Board (the Fed) cut rates three times in the second half of 1998 -- September 29, October 15, both before this reporting period started, and again November 17.

      When the Fed lowers the Federal Fund's rate (see Terms To Know on page 6) it makes money less expensive to borrow. The goal is to help stimulate the economy, which is typically weak when the Fed cuts rates.

      For instance, a cut in the Fed funds rate typically trickles down to lower mortgage rates, so more people are likely to purchase homes because borrowing the money to do so is not as expensive.

      Similarly, corporations are more likely to borrow money when it's cheap to borrow, to expand their businesses.

      Additionally, when the Fed eases or lowers the Fed Funds rate, it usually has a very strong positive psychological impact on the financial markets, particularly stocks. The Fed's aggressive easing last fall sent a positive signal to the U.S. and global equity markets that the Fed would do whatever it took to keep the world economy from slowing down dramatically.

Q     WHAT DID THESE INTEREST RATE CUTS MEAN FOR THE CORPORATE BOND MARKETS?

A     The rate cuts buoyed the performance of high-yield bonds (see Terms To
Know on page 6), which outperformed investment-grade corporate bonds and Treasuries during the period. With a strengthening domestic and global economy, bond investors became more willing to invest in riskier issues such as high yield bonds in return for higher coupon rates than those offered by investment-grade corporate bonds and Treasuries. This exuberance in the high yield market overshadowed most other classes of bonds.

      However, we feel that this disparity will narrow, particularly if interest rates continue to move higher and real fears of inflation reemerge. Generally, higher-quality bonds do better during times of uncertainty.

Q     HOW DID THE FUND PERFORM AND WHAT CONTRIBUTED TO ITS PERFORMANCE?

A     The fund's Class A shares gained 0.08 percent (unadjusted for any sales charge) during the six months.

      The particularly strong high yield bond market restrained the fund's performance. Although we would have liked for the fund to generate higher returns, we weren't willing to add risk to the portfolio by moving into lower-quality or cyclical corporate sectors -- which is where much

PERFORMANCE UPDATE


of the strong performance was being generated.

      Performance was also hindered by the fund's longer than average duration (See Terms To Know below) at the start of 1999. We had lengthened duration in 1998 to take advantage of declining interest rates. However, we were incorrect in our assumption that the downward trend in rates would continue. At the start of the year, there was some uncertainty in the market about whether inflation would resurface. As a result, market interest rates began to rise, though the Fed took no action. The fund's relatively long duration hurt its performance. Remember, the longer a portfolio's duration, the more sensitive it is to changes in interest rates.

Q     HOW WILL YOU POSITION THE FUND IN LIGHT OF THIS HIGHER INTEREST RATE
ENVIRONMENT?

A     We may increase our mortgage exposure as another way of generating portfolio income should rates continue to rise. Also, we would take less interest rate risk and shorten the fund's duration. But, overall, we will likely stick to the same basic portfolio. We believe shareholders should benefit in the long term from our commitment to quality in this fund.

Q     WHAT IS YOUR OUTLOOK FOR THE CORPORATE BOND MARKET?

A     In general the corporate bond market is expected to remain healthy and vibrant due to the strength in the overall economy. Overall corporate profits are expected to be better than last year. However, there are some signs of strain. High yield defaults are rising and general valuation levels for all corporate bonds are relatively high. Therefore, we will continue to add corporate bonds to the fund judiciously, only when the valuations make sense.

TERMS TO KNOW

DURATION A measure of the interest rate sensitivity of a portfolio, incorporating time to maturity and coupon size. The longer the duration, the greater the interest rate risk.

EASE Occurs when the Federal Reserve Board of Governors changes monetary policy by decreasing the federal funds rate.

FEDERAL FUNDS (Fed funds) Commercial banks are required to keep these funds on deposit at the Federal Reserve Bank in their district. In order to meet these reserve requirements, occasionally commercial banks need to borrow funds. These funds are borrowed from banks that have an excess of the required amount on hand in what is called the "Fed funds market." The interest rate on these loans is called the "Fed funds rate" and is the key money market rate that influences all other short-term rates.

FEDERAL FUNDS RATE The interest rate banks charge each other for overnight loans that are needed to meet reserve requirements. Often considered the most sensitive indicator of the direction of interest rates.

HEDGING A strategy used to help protect an investment. Financial managers can use any number of technical and nontechnical procedures to hedge or reduce the possibility of a loss on an investment.

HIGH-YIELD BONDS Issued by companies, often without long track records of sales and earnings, or by those with questionable credit strength and pay a higher yield to investors to help compensate for their greater risk of loss to principal and interest. High-yield bonds carry a credit rating of BB or lower from either Moody's or Standard & Poor's bond rating services and are considered to be "below investment grade" by these rating agencies. Such bonds may also be unrated. The bonds present greater risk to principal and income than higher quality bonds.

PORTFOLIO STATISTICS

PORTFOLIO COMPOSITION*

--------------------------------------------------------------------------------
                                  ON 4/30/99              ON 10/31/98
--------------------------------------------------------------------------------
TREASURY BONDS AND NOTES              37%                      35%
--------------------------------------------------------------------------------
MORTGAGES                              9                        9
--------------------------------------------------------------------------------
FOREIGN BONDS                          5                        6
--------------------------------------------------------------------------------
CORPORATE BONDS                       45                       44
--------------------------------------------------------------------------------
CASH AND EQUIVALENTS                   4                        6
--------------------------------------------------------------------------------
                                     100%                     100%

                                  [PIE CHART]              [PIE CHART]
                                   ON 4/30/99              ON 10/31/98

YEARS TO MATURITY

--------------------------------------------------------------------------------
                                  ON 4/30/99              ON 10/31/98
--------------------------------------------------------------------------------
1-10 YEARS                            65%                      62%
--------------------------------------------------------------------------------
11-20 YEARS                           10                       13
--------------------------------------------------------------------------------
21+ YEARS                             21                       19
--------------------------------------------------------------------------------
CASH AND EQUIVALENTS                   4                        6
--------------------------------------------------------------------------------
                                     100%                     100%

                                  [PIE CHART]              [PIE CHART]
                                   ON 4/30/99              ON 10/31/98

AVERAGE MATURITY

--------------------------------------------------------------------------------
                                  ON 4/30/99              ON 10/31/98
--------------------------------------------------------------------------------
AVERAGE MATURITY                  9.3 years                8.8 years
--------------------------------------------------------------------------------

*PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

PORTFOLIO OF INVESTMENTS

KEMPER INCOME AND CAPITAL PRESERVATION FUND

Portfolio of Investments at April 30, 1999 (unaudited)
(DOLLARS IN THOUSANDS)

-----------------------------------------------------------------------------------------------------------------------
    GOVERNMENT OBLIGATIONS--46.7%                                                       PRINCIPAL AMOUNT    VALUE
-----------------------------------------------------------------------------------------------------------------------
    U.S. GOVERNMENT AND
    AGENCY OBLIGATIONS--44.8%
                                               U.S. Treasury Notes
                                                 10.75%, 2003                               $60,000        $ 71,672
                                                 5.25%, 2003                                  7,750           7,746
                                                 7.875%, 2004                                29,900          33,507
                                                 7.50%, 2005                                 29,305          32,419
                                                 5.625%, 2008                                30,215          30,668
                                                 4.75%, 2008                                 19,135          18,277
                                               U.S. Treasury Bonds
                                                 6.375%, 2027                                24,600          26,272
                                                 6.125%, 2027                                16,910          17,505
                                                 5.50%, 2028                                  3,840           3,659
                                                 5.25%, 2028                                  5,000           4,626
                                                 5.25%, 2029                                 11,200          10,514
                                               Federal National Mortgage Association
                                               Agency Notes
                                                 6.00%, 2008                                 15,250          15,388
                                                 5.75%, 2008                                  7,750           7,704
                                               Federal National Mortgage Association
                                               Pass Through Certificates
                                                 6.50%, 2013 and 2027                         6,797           6,791
                                                 7.00%, 2012 through 2029                    14,965          15,197
                                               Government National Mortgage
                                               Association Pass Through Certificates
                                                 7.50%, 2028                                  3,296           3,399
                                                 7.00%, 2029                                    999           1,014
                                               Tennessee Valley Authority, 6.25%, 2017        4,900           4,888
                                               ------------------------------------------------------------------------
                                                                                                            311,246
-----------------------------------------------------------------------------------------------------------------------
    FOREIGN GOVERNMENT
    OBLIGATIONS--1.9%
    (PRINCIPAL AMOUNT IN U.S. DOLLARS)
                                               Province of Nova Scotia, 8.75%, 2022           4,000           4,964
                                               Province of Quebec, 8.625%, 2005               7,500           8,420
                                               ------------------------------------------------------------------------
                                                                                                             13,384
                                               ------------------------------------------------------------------------
                                               TOTAL GOVERNMENT OBLIGATIONS
                                               (Cost: $308,977)                                             324,630
                                               ------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    CORPORATE OBLIGATIONS--49.4%
-----------------------------------------------------------------------------------------------------------------------
    AEROSPACE AND
    DEFENSE--1.5%
                                               Raytheon Co.
                                                 6.75%, 2007                                  6,100           6,262
                                                 6.15%, 2008                                  4,500           4,416
                                               ------------------------------------------------------------------------
                                                                                                             10,678
-----------------------------------------------------------------------------------------------------------------------
    BANKS--12.8%
                                               ABN-AMRO Bank, 8.25%, 2009                     7,000           7,547
                                               Abbey National, PLC, 6.69%, 2005               2,000           2,036
                                               African Development Bank, 9.30%, 2000          4,000           4,169
                                               Capital One Bank, 8.125%, 2000                 7,500           7,643
                                               Crestar Financial Corp., 8.75%, 2004           5,000           5,561
                                               Den Danske Bank, 6.375%, 2008                  8,250           8,198
                                               First Fidelity Bancorporation, 9.625%,
                                                 1999                                         5,000           5,060
                                               Firstar Bank Corp., 6.25%, 2002                4,700           4,744
                                               Kansallis Osake Pankki
                                                 10.00%, 2002                                 5,000           5,514
                                                 8.65%, 2049                                  5,000           5,038
                                               NationsBank Corp., 9.50%, 2004                 5,000           5,719
                                               Northern Trust Corp., 6.25%, 2008              5,500           5,446

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)



-----------------------------------------------------------------------------------------------------------------------
                                                                                        PRINCIPAL AMOUNT    VALUE
-----------------------------------------------------------------------------------------------------------------------
                                               Riggs National Corp., 8.50%, 2006            $ 7,000        $  7,287
                                               Scotland International, 8.80%, 2004            2,850           3,130
                                               Svenska Handelsbanken, 7.125%, 2049            3,950           4,000
                                               Wells Fargo & Co.
                                                 8.75%, 2002                                  5,000           5,392
                                                 6.875%, 2006                                 2,350           2,433
                                               ------------------------------------------------------------------------
                                                                                                             88,917
-----------------------------------------------------------------------------------------------------------------------
    COMMUNICATIONS, MEDIA AND
    ELECTRONICS--10.2%
                                               Cable & Wireless Communications, PLC,
                                                 6.75%, 2008                                  4,600           4,594
                                               Comcast Cable Communications, 8.50%,
                                                 2027                                         2,400           2,792
                                               GTE North, Inc., 6.90%, 2008                   5,200           5,437
                                               News American Holdings, Inc.
                                                 9.25%, 2013                                  4,100           4,907
                                                 8.15%, 2036                                  5,700           6,201
                                               Tele-Communications, Inc., 9.80%, 2012        12,500          16,103
                                               Time Warner, Inc.
                                                 9.125%, 2013                                 7,150           8,706
                                                 6.875%, 2018                                 2,700           2,670
                                                 9.15%, 2023                                  7,500           9,258
                                               WorldCom, Inc.
                                                 6.40%, 2005                                  1,000           1,012
                                                 7.75%, 2007                                  4,450           4,811
                                                 7.75%, 2027                                  3,950           4,374
                                               ------------------------------------------------------------------------
                                                                                                             70,865
-----------------------------------------------------------------------------------------------------------------------
    CONSUMER PRODUCTS,
    SERVICES AND RETAIL--6.8%
                                               Dayton Hudson Corp., 7.25%, 2004               5,000           5,242
                                               Delphi Auto Systems Corp., 6.50%, 2009         3,500           3,447
                                               Federated Department Stores, 6.125%,
                                                 2001                                         5,000           5,030
                                               May Department Stores Co., 6.875%, 2005        4,950           5,171
                                               Phillip Morris Cos., 7.20%, 2007               7,300           7,553
                                               Royal Caribbean Cruises, Ltd., 8.25%,
                                                 2005                                         7,480           7,996
                                               Safeway, 6.05%, 2003                           1,750           1,746
                                               Sears Roebuck Acceptance Corp., 7.00%,
                                                 2007                                         5,850           6,063
                                               Sony Corp., 6.125%, 2003                       5,100           5,137
                                               ------------------------------------------------------------------------
                                                                                                             47,385
-----------------------------------------------------------------------------------------------------------------------
    ENERGY AND CHEMICALS--1.5%
                                               Conoco, Inc.
                                                 5.90%, 2004                                  2,000           1,983
                                                 6.35%, 2009                                  1,000             990
                                                 6.95%, 2029                                  2,000           1,955
                                               Repsol International Finance, 7.00%,
                                                 2005                                         5,000           5,151
                                               ------------------------------------------------------------------------
                                                                                                             10,079
-----------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)



-----------------------------------------------------------------------------------------------------------------------
                                                                                        PRINCIPAL AMOUNT    VALUE
-----------------------------------------------------------------------------------------------------------------------
    FINANCIAL SERVICES--6.3%
                                               Associates Corp., N.A., 8.25%, 1999          $ 5,000        $  5,085
                                               FINOVA Capital Corp., 9.125%, 2002             5,000           5,396
                                               Ford Motor Credit, 7.75%, 2005                 5,000           5,386
                                               General Electric Capital Corp.
                                                 8.75%, 2007                                  2,100           2,461
                                                 8.625%, 2008                                 3,050           3,591
                                               General Motors Acceptance Corp.,
                                                 8.875%, 2010                                 5,000           5,916
                                               Household Finance Corp., 6.50%, 2008          16,000          15,917
                                               ------------------------------------------------------------------------
                                                                                                             43,752
-----------------------------------------------------------------------------------------------------------------------
    TRANSPORTATION--3.6%
                                               Continental Airlines, Inc.
                                                 7.75%, 2014                                  3,813           4,038
                                                 6.90%, 2017                                  3,950           3,992
                                               Delta Air Lines, Inc.
                                                 9.32%, 2009                                  3,582           4,037
                                                 9.75%, 2021                                  2,400           2,984
                                               Lockheed Martin, 7.25%, 2006                   4,850           5,067
                                               Penske Truck Leasing, 8.25%, 1999              5,000           5,062
                                               ------------------------------------------------------------------------
                                                                                                             25,180
-----------------------------------------------------------------------------------------------------------------------
    UTILITIES--6.7%
                                               AT&T Corp, 6.00%, 2009                         4,500           4,398
                                               BellSouth Telecommunications, Inc.,
                                                 6.375%, 2028                                 5,500           5,170
                                               Chesapeake and Potomac Telephone
                                                 Company of Virginia, 8.375%, 2029            5,000           5,923
                                               Cincinnati Bell, Inc., 6.30%, 2028             3,700           3,446
                                               Cleveland Electric/Toledo Edison,
                                                 7.67%, 2004                                  5,900           6,168
                                               Commonwealth Edison
                                                 7.375%, 2004                                 3,225           3,398
                                                 7.00%, 2005                                  1,100           1,139
                                               El Paso Electric Co., 8.90%, 2006              7,150           7,974
                                               Sprint Capital Corp., 6.875%, 2028             9,200           8,933
                                               ------------------------------------------------------------------------
                                                                                                             46,549
                                               ------------------------------------------------------------------------
                                               TOTAL CORPORATE OBLIGATIONS
                                               (Cost: $365,733)                                             343,405
                                               ------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    MONEY MARKET
    INSTRUMENTS--3.9%
                                               Yield--4.54 % to 4.78%
                                               Due--May 1999
                                               (Cost: $27,441)                               27,500          27,441
                                               ------------------------------------------------------------------------
                                               TOTAL INVESTMENT PORTFOLIO--100%
                                               (Cost: $702,151)                                            $695,476
                                               ------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NOTE TO PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
Based on the cost of investments of $702,151,000 for federal income tax purposes at April 30, 1999, the gross unrealized appreciation was $7,111,000, the gross unrealized depreciation was $13,786,000 and the net unrealized depreciation on investments was $6,675,000.

See accompanying Notes to Financial Statements.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

April 30, 1999 (unaudited)
(IN THOUSANDS)

------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------
Investment, at value
(Cost: $702,151)                                                $695,476
------------------------------------------------------------------------
Receivable for:
  Investments sold                                                 4,073
------------------------------------------------------------------------
  Fund shares sold                                                   724
------------------------------------------------------------------------
  Interest                                                        15,354
------------------------------------------------------------------------
    TOTAL ASSETS                                                 715,627
------------------------------------------------------------------------

------------------------------------------------------------------------
 LIABILITIES AND NET ASSETS
------------------------------------------------------------------------

Cash overdraft                                                       195
------------------------------------------------------------------------
Payable for:
------------------------------------------------------------------------
  Investments purchased                                            3,479
------------------------------------------------------------------------
  Fund shares redeemed                                               869
------------------------------------------------------------------------
  Management fee                                                     316
------------------------------------------------------------------------
  Administrative services fee                                        126
------------------------------------------------------------------------
  Distribution services fee                                           87
------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses             234
------------------------------------------------------------------------
  Trustees' fees and other                                            21
------------------------------------------------------------------------
    Total liabilities                                              5,327
------------------------------------------------------------------------
NET ASSETS                                                      $710,300
------------------------------------------------------------------------

------------------------------------------------------------------------
 ANALYSIS OF NET ASSETS
------------------------------------------------------------------------

Paid-in capital                                                 $725,593
------------------------------------------------------------------------
Accumulated net realized loss on investments                      (8,794)
------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on:
  Investments                                                     (6,675)
------------------------------------------------------------------------
  Futures                                                            176
------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                     $710,300
------------------------------------------------------------------------

------------------------------------------------------------------------
 THE PRICING OF SHARES
------------------------------------------------------------------------

CLASS A SHARES
  Net asset value and redemption price per share ($566,167 /
  67,220 shares outstanding)                                       $8.42
------------------------------------------------------------------------
  Maximum offering price per share (net asset value, plus
  4.71% of net asset value or 4.50% of offering price)             $8.82
------------------------------------------------------------------------
CLASS B SHARES
  Net asset value and redemption price (subject to
  contingent deferred sales charge) per share ($116,823 /
  13,924 shares outstanding)                                       $8.39
------------------------------------------------------------------------
CLASS C SHARES
  Net asset value and redemption price (subject to
  contingent deferred sales charge) per share ($19,525 /
  2,321 shares outstanding)                                        $8.41
------------------------------------------------------------------------
CLASS I SHARES
  Net asset value and redemption price per share ($7,785 /
  925 shares outstanding)                                          $8.42
------------------------------------------------------------------------

FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Six months ended April 30, 1999 (unaudited)
(IN THOUSANDS)

------------------------------------------------------------------------
NET INVESTMENT INCOME
------------------------------------------------------------------------
Interest income                                                 $ 23,926
------------------------------------------------------------------------
Expenses:
  Management fee                                                   1,887
------------------------------------------------------------------------
  Administrative services fee                                        783
------------------------------------------------------------------------
  Distribution services fee                                          506
------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses             839
------------------------------------------------------------------------
  Reports to shareholders                                             70
------------------------------------------------------------------------
  Professional fees                                                   21
------------------------------------------------------------------------
  Trustees' fees and other                                            45
------------------------------------------------------------------------
    Total expenses                                                 4,151
------------------------------------------------------------------------
NET INVESTMENT INCOME                                             19,775
------------------------------------------------------------------------

------------------------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------

  Net realized gain (loss) from:
    Investments                                                   (3,735)
------------------------------------------------------------------------
    Futures                                                        2,952
------------------------------------------------------------------------
                                                                    (783)
------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) on:
    Investments                                                  (20,246)
------------------------------------------------------------------------
    Futures                                                          176
------------------------------------------------------------------------
                                                                 (20,070)
------------------------------------------------------------------------
Net loss on investments                                          (20,853)
------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS              (1,078)
------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

(IN THOUSANDS)

                                                                  SIX MONTHS
                                                                    ENDED
                                                                  APRIL 30,                YEAR ENDED
                                                                     1999                 OCTOBER 31,
                                                                 (UNAUDITED)                  1998
------------------------------------------------------------------------------------------------------
OPERATIONS, DIVIDENDS AND CAPITAL SHARE ACTIVITY
------------------------------------------------------------------------------------------------------
  Net investment income                                            $ 19,775                     39,451
------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                             (783)                     8,202
------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)              (20,070)                     3,357
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                           (1,078)                    51,010
------------------------------------------------------------------------------------------------------
Distribution from net investment income                             (19,994)                   (40,288)
------------------------------------------------------------------------------------------------------
Net increase from capital share transactions                         37,315                     69,865
------------------------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                                         16,243                     80,587
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
 NET ASSETS
------------------------------------------------------------------------------------------------------

Beginning of period                                                 694,057                    613,470
------------------------------------------------------------------------------------------------------
END OF PERIOD                                                      $710,300                    694,057
------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

1    DESCRIPTION OF
     THE FUND Kemper Income and Capital Preservation Fund (the fund) is an open-end management investment company organized as a business trust under the laws of Massachusetts. The fund offers four classes of shares. Class A shares are sold to investors subject to an initial sales charge. Class B shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Class I shares are sold to a limited group of investors, are not subject to initial or contingent deferred sales charges and generally have lower ongoing expenses than other classes. Differences in class expenses will result in the payment of different per share income dividends by class. All shares of the fund have equal rights with respect to voting, dividends and assets, subject to class specific preferences.

--------------------------------------------------------------------------------

2    SIGNIFICANT
     ACCOUNTING POLICIES     SECURITY VALUATION. Investments are stated at
                             value. Portfolio debt securities with remaining maturities greater than sixty days are valued by pricing agents approved by the officers of the fund, whose quotations reflect broker/dealer supplied valuations and electronic data processing techniques. If the pricing agents are unable to provide such quotations, the most recent bid quotation supplied by a bona fide market maker shall be used. Money market instruments purchased with an original maturity of sixty days or less are valued at amortized cost. Futures contracts are valued at the most recent settlement price. All other securities are valued at their fair market value as determined in good faith by the Valuation
                             Committee of the Board of Trustees.

                             INVESTMENT TRANSACTIONS AND INVESTMENT INCOME. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis and includes discount amortization on fixed income securities. Realized gains and losses from investment transactions are reported on an identified cost basis.

                             FUND SHARE VALUATION. Fund shares are sold and redeemed on a continuous basis at net asset value (plus an initial sales charge on most sales of Class A shares). Proceeds payable on redemption of Class B and Class C shares will be reduced by the amount of any applicable contingent deferred sales charge. On each day the New York Stock Exchange is open for trading, the net asset value per share is determined as of the close of the Exchange. The net asset value per share is determined separately for each class by dividing the fund's net assets attributable to that class by the number of shares of the class outstanding.

                             FEDERAL INCOME TAXES. The fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the fund paid no federal income taxes and no federal income tax provision was required.

                             At October 31, 1998, the fund had a tax basis net loss carryforward of approximately $7,984,000, which may be applied against any realized net taxable gains of each succeeding year until fully utilized, or it will expire during the period 2002 through 2003.

NOTES TO FINANCIAL STATEMENTS

                             DIVIDENDS TO SHAREHOLDERS. The fund declares and pays dividends of net investment income monthly and any net realized capital gains annually, which are recorded on the ex-dividend date. Dividends are determined in accordance with income tax principles which may treat certain transactions differently from generally accepted accounting principles.

--------------------------------------------------------------------------------

3    TRANSACTIONS WITH
     AFFILIATES              MANAGEMENT AGREEMENT. The fund has a management
                             agreement with Scudder Kemper Investments, Inc.
                             (Scudder Kemper) and pays a monthly investment management fee of 1/12 of the annual rate of .55% of the first $250 million of average daily net assets declining to .40% of average daily net assets in excess of $12.5 billion. The fund incurred a management fee of $1,887,000 for the six months ended April 30, 1999.

                             UNDERWRITING AND DISTRIBUTION SERVICES
                             AGREEMENT. The fund has an underwriting and distribution services agreement with Kemper Distributors, Inc. (KDI). Underwriting commissions retained by KDI in connection with the distribution of Class A shares for the six months ended April 30, 1999 are $39,000.

                             For services under the distribution services agreement, the fund pays KDI a fee of .75% of average daily net assets of Class B and Class C shares pursuant to separate Rule 12b-1 plans for the Class B and Class C shares. Pursuant to the agreement, KDI enters into related selling group agreements with various firms at various rates for sales of Class B and Class C shares. In addition, KDI receives any contingent deferred sales charges
                             (CDSC) from redemptions of Class B and Class C shares. Distribution fees and CDSC received by KDI for the six months ended April 30, 1999 are $644,000.

                             ADMINISTRATIVE SERVICES AGREEMENT. The fund has an administrative services agreement with KDI. For providing information and administrative services to Class A, Class B and Class C shareholders, the fund pays KDI a fee at an annual rate of up to .25% of average daily net assets of each class. KDI in turn has various agreements with financial services firms that provide these services and pays these firms based on assets of fund accounts the firms service. Administrative services fees paid by the fund to KDI for the six months ended April 30, 1999 are $783,000, of which $1,000 was paid by KDI to affiliates.

                             SHAREHOLDER SERVICES AGREEMENTS. Pursuant to a services agreement with the fund's transfer agent, Kemper Service Company (KSvC) is the shareholder service agent of the fund. Under the agreement, KSvC received shareholder services fees of $515,000 for the six months ended April 30, 1999.

                             OFFICERS AND TRUSTEES. Certain officers or trustees of the fund are also officers or directors of Scudder Kemper. For the six months ended April 30, 1999, the fund made no payments to its officers and incurred trustees' fees of $15,000 to independent trustees.

--------------------------------------------------------------------------------

4    INVESTMENT
     TRANSACTIONS            For the six months ended April 30, 1999, investment
                             transactions (excluding short term instruments) are as follows (in thousands):

                             Purchases                                  $211,686

                             Proceeds from sales                         164,906

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

5    CAPITAL SHARE
     TRANSACTIONS            The following table summarizes the activity in
                             capital shares of the fund (in thousands):

                                                               SIX MONTHS ENDED               YEAR ENDED
                                                                   APRIL 30,                  OCTOBER 31,
                                                                     1999                        1998
                                                             ---------------------      -----------------------
                                                             SHARES        AMOUNT       SHARES         AMOUNT
                             ----------------------------------------------------------------------------------
                              SHARES SOLD
                              Class A                         9,770       $ 84,001       18,576       $ 156,805
                             ----------------------------------------------------------------------------------
                              Class B                         4,303         36,972        7,612          65,658
                             ----------------------------------------------------------------------------------
                              Class C                           891          7,654        1,290          11,135
                             ----------------------------------------------------------------------------------
                              Class I                           144          1,240          779           6,803
                             ----------------------------------------------------------------------------------
                             ----------------------------------------------------------------------------------
                              SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                              Class A                         1,358         11,626        2,368          21,766
                             ----------------------------------------------------------------------------------
                              Class B                           269          2,295          457           3,685
                             ----------------------------------------------------------------------------------
                              Class C                            43            369           55             489
                             ----------------------------------------------------------------------------------
                              Class I                            28            243           50             395
                             ----------------------------------------------------------------------------------
                             ----------------------------------------------------------------------------------
                              SHARES REDEEMED
                              Class A                        (9,338)       (80,072)     (17,035)       (145,297)
                             ----------------------------------------------------------------------------------
                              Class B                        (2,493)       (21,296)      (4,763)        (41,165)
                             ----------------------------------------------------------------------------------
                              Class C                          (548)        (4,697)        (475)         (4,141)
                             ----------------------------------------------------------------------------------
                              Class I                          (119)        (1,020)        (723)         (6,268)
                             ----------------------------------------------------------------------------------
                             ----------------------------------------------------------------------------------
                              CONVERSION OF SHARES
                              Class A                           443          3,791          806           6,945
                             ----------------------------------------------------------------------------------
                              Class B                          (442)        (3,791)        (809)         (6,945)
                             ----------------------------------------------------------------------------------
                              NET INCREASE FROM
                              CAPITAL SHARE TRANSACTIONS                  $ 37,315                    $  69,865
                             ----------------------------------------------------------------------------------

--------------------------------------------------------------------------------

6    FINANCIAL FUTURES
     CONTRACTS               The fund has entered into exchange traded financial
                             futures contracts in order to help protect itself from anticipated market conditions and, as such, bears the risk that arises from entering into these contracts.

                             At the time the fund enters into a futures contract, it is required to make a margin deposit with its custodian. Subsequently, payments are made on a daily basis between the fund and the broker as the market value of the futures contract fluctuates and are recorded for financial reporting purposes as unrealized gains or losses by the fund. At April 30, 1999, the market value of assets pledged by the fund to cover margin requirements for open futures positions was $1,294,000. The fund also had liquid securities in its portfolio in excess of the face amount of the following short futures positions open at April 30, 1999 (in thousands):

                                                                  FACE         EXPIRATION       UNREALIZED
                                          TYPE                   AMOUNT          MONTH          GAIN/(LOSS)
                            -------------------------------------------------------------------------------
                            U.S. Treasury Bond                   $30,047        June '99              $205
                            -------------------------------------------------------------------------------
                            U.S. Treasury Note                    20,644        June '99               (29)
                            -------------------------------------------------------------------------------
                                TOTAL                                                                 $176
                            -------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                      -------------------------------------------------------------------
                                                                                    CLASS A
                                                      -------------------------------------------------------------------
                                                      SIX MONTHS
                                                        ENDED                         YEAR ENDED OCTOBER 31,
                                                      APRIL 30,          ------------------------------------------------
                                                         1999            1998         1997         1996         1995
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $8.67           8.54         8.46         8.62           7.91
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                   .25            .53          .57          .58            .61
-------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)                (.25)           .14          .08         (.15)           .72
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           --            .67          .65          .43           1.33
-------------------------------------------------------------------------------------------------------------------------
Less distribution from net investment income              .25            .54          .57          .59            .62
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $8.42           8.67         8.54         8.46           8.62
-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                             .08%          8.13         8.00         5.17          17.47
-------------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-------------------------------------------------------------------------------------------------------------------------
Expenses                                                 1.00%          1.01          .97          .96            .90
-------------------------------------------------------------------------------------------------------------------------
Net investment income                                    5.72%          6.17         6.75         6.90           7.31
-------------------------------------------------------------------------------------------------------------------------

                                                      -------------------------------------------------------------------
                                                                                    CLASS B
                                                      -------------------------------------------------------------------
                                                      SIX MONTHS
                                                        ENDED                         YEAR ENDED OCTOBER 31,
                                                      APRIL 30,          ------------------------------------------------
                                                         1999            1998         1997         1996         1995
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $8.64            8.51         8.43         8.59          7.90
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                   .21             .46          .49          .50           .51
-------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)                (.25)            .14          .08         (.15)          .72
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                         (.04)            .60          .57          .35          1.23
-------------------------------------------------------------------------------------------------------------------------
Less distribution from net investment income              .21             .47          .49          .51           .54
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $8.39            8.64         8.51         8.43          8.59
-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                            (.45)%          7.20         6.99         4.20         16.12
-------------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-------------------------------------------------------------------------------------------------------------------------
Expenses                                                 1.86%           1.88         1.90         1.93          1.81
-------------------------------------------------------------------------------------------------------------------------
Net investment income                                    4.86%           5.30         5.82         5.93          6.40
-------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                      -------------------------------------------------------------------
                                                                                    CLASS C
                                                      -------------------------------------------------------------------
                                                      SIX MONTHS
                                                        ENDED                         YEAR ENDED OCTOBER 31,
                                                      APRIL 30,          ------------------------------------------------
                                                         1999            1998         1997         1996         1995
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $8.66           8.53         8.45         8.61           7.90
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                   .21            .46          .49          .50            .53
-------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)                (.25)           .14          .08         (.15)           .72
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                         (.04)           .60          .57          .35           1.25
-------------------------------------------------------------------------------------------------------------------------
Less distribution from net investment income              .21            .47          .49          .51            .54
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $8.41           8.66         8.53         8.45           8.61
-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                            (.32)%         7.20         7.03         4.23          16.45
-------------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-------------------------------------------------------------------------------------------------------------------------
Expenses                                                 1.80%          1.86         1.86         1.90           1.78
-------------------------------------------------------------------------------------------------------------------------
Net investment income                                    4.92%          5.32         5.86         5.96           6.43
-------------------------------------------------------------------------------------------------------------------------

                                                      -------------------------------------------------------------------
                                                                                  CLASS I
                                                      -------------------------------------------------------------------
                                                      SIX MONTHS
                                                        ENDED                YEAR ENDED OCTOBER 31,         JULY 3 TO
                                                      APRIL 30,          ------------------------------    OCTOBER 31,
                                                         1999            1998         1997         1996       1995
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $8.67            8.53         8.45         8.61        8.52
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                   .26            .56          .59          .60          .19
-------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)                (.25)           .15          .08          (.15)        .12
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          .01            .71          .67          .45          .31
-------------------------------------------------------------------------------------------------------------------------
Less distribution from net investment income              .26            .57          .59          .61          .22
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $8.42            8.67         8.53         8.45        8.61
-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                             .15%           8.62         8.26         5.45        3.65
-------------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-------------------------------------------------------------------------------------------------------------------------
Expenses                                                  .64%           .66          .70          .72          .62
-------------------------------------------------------------------------------------------------------------------------
Net investment income                                    6.08%           6.52         7.02         7.14        6.87
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA FOR ALL CLASSES
-------------------------------------------------------------------------------------------------------------------------
                                           SIX MONTHS
                                             ENDED                              YEAR ENDED OCTOBER 31,
                                           APRIL 30,          -----------------------------------------------------------
                                              1999             1998            1997            1996            1995
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(in thousands)                             $710,300           694,057         613,470         572,998         649,427
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)             51%              121             164              74             182
-------------------------------------------------------------------------------------------------------------------------

NOTE: Total return does not reflect the effect of any sales charges. Data for the period ended April 30, 1999 is unaudited.

SHAREHOLDERS' MEETING

SPECIAL SHAREHOLDERS' MEETING

On December 17, 1998, a special shareholders' meeting was held and adjourned to January 15, 1999. Kemper Income And Capital Preservation Fund shareholders were asked to vote on two separate issues: approval of the new Investment Management Agreement between the fund and Scudder Kemper Investments, Inc., and to modify or eliminate certain policies and to eliminate the shareholder approval requirements as to certain other matters. The following are the results.

1) Approval of the new Investment Management Agreement between the fund and Scudder Kemper Investments, Inc. This item was approved.

         For       Against     Abstain
      55,341,010  1,044,700   3,224,650

2) To modify or eliminate certain policies and to eliminate the shareholder approval requirements as to certain other matters. These items were approved.

Investment objectives

         For       Against     Abstain
      36,658,661  2,481,152   4,574,951

Investment policies

         For       Against     Abstain
      36,669,622  2,470,191   4,574,951

Diversification

         For       Against     Abstain
      36,713,103  2,426,710   4,574,951

Borrowing

         For       Against     Abstain
      36,671,424  2,468,389   4,574,951

Senior securities

         For       Against     Abstain
      36,702,009  2,437,664   4,575,092

Concentration

         For       Against     Abstain
      36,704,465  2,435,348   4,574,951

Underwriting of securities

         For       Against     Abstain
      36,724,829  2,414,984   4,574,951

Investment in real estate

         For       Against     Abstain
      36,685,110  2,454,702   4,574,951

Purchase of commodities

         For       Against     Abstain
      36,657,643  2,482,170   4,574,951

Lending

         For       Against     Abstain
      36,705,408  2,434,405   4,574,951

Margin purchases and short sales

         For       Against     Abstain
      36,589,064  2,550,608   4,575,092

Pledging of assets

         For       Against     Abstain
      36,632,992  2,506,821   4,574,951

Purchases of securities

         For       Against     Abstain
      36,699,711  2,440,101   4,574,951

Purchases of options and warrants

         For       Against     Abstain
      36,653,027  2,486,786   4,574,951

Investment other than in accordance with objectives and policies

         For       Against     Abstain
      36,538,164  2,601,649   4,574,951

NOTES

TRUSTEES AND OFFICERS

TRUSTEES                     OFFICERS

DANIEL PIERCE                MARK S. CASADY                  KATHRYN L. QUIRK
Chairman and Trustee         President                       Vice President

JOHN W. BALLENTINE           PHILIP J. COLLORA               LINDA J. WONDRACK
Trustee                      Vice President and Secretary    Vice President


LEWIS A. BURNHAM             JOHN R. HEBBLE                  MAUREEN E. KANE
Trustee                      Treasurer                       Assistant Secretary

DONALD L. DUNAWAY            ROBERT C. CESSINE               CAROLINE PEARSON
Trustee                      Vice President                  Assistant Secretary

ROBERT B. HOFFMAN            ANN M. MCCREARY                 ELIZABETH C. WERTH
Trustee                      Vice President                  Assistant Secretary

DONALD R. JONES              ROBERT C. PECK, JR.             BRENDA LYONS
Trustee                      Vice President                  Assistant Treasurer

THOMAS W. LITTAUER
Trustee and Vice President

SHIRLEY D. PETERSON
Trustee

WILLIAM P. SOMMERS
Trustee


--------------------------------------------------------------------------------
LEGAL COUNSEL                         VEDDER, PRICE, KAUFMAN & KAMMHOLZ
                                      222 North LaSalle Street
                                      Chicago, IL 60601
--------------------------------------------------------------------------------
SHAREHOLDER                           KEMPER SERVICE COMPANY
SERVICE AGENT                         P.O. Box 419557
                                      Kansas City, MO 64141
--------------------------------------------------------------------------------
CUSTODIAN                             STATE STREET BANK AND TRUST COMPANY
                                      225 Franklin Street
                                      Boston, MA 02110
--------------------------------------------------------------------------------
TRANSFER AGENT                        INVESTORS FIDUCIARY TRUST COMPANY
                                      801 Pennsylvania Avenue
                                      Kansas City, MO 64105
--------------------------------------------------------------------------------
PRINCIPAL UNDERWRITER                 KEMPER DISTRIBUTORS, INC.
                                      222 South Riverside Plaza  Chicago, IL
                                      60606-5808
                                      www.kemper.com

                                                             [KEMPER FUNDS LOGO]
Long-term investing in a short-term world(SM)


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Kemper Income Funds prospectus.

KICPF - 3 (6/21/99) 1076860